MORTGAGE PAYABLE (Details Narrative) - CAD ($)	1 Months Ended	12 Months Ended
	Feb. 26, 2021	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Statement [Line Items]
Mortgage payable		$ 906,344	$ 911,428
Oregon Mortgage [Member]
Statement [Line Items]
Interest expense related to mortgage		$ 7,500
Mortgage financing interest rate		9.75%
Washington Mortgage [Member]
Statement [Line Items]
Mortgage payable		$ 942,200	942,903
Current portion of Mortgage		35,856	31,475
Long-term portion of Mortgage		906,344	911,428
Interest expense related to mortgage		$ 92,685	$ 187,113	$ 102,907
Proceeds from mortgage financing	$ 829,305
Initial draw amount	$ 874,921
Mortgage financing interest rate	12.50%